Share Capital (Details Narrative) - $ / shares	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Common stock, shares authorized		499,000,000	499,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Common stock, shares authorized	479,000,000	479,000,000	479,000,000	479,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001